Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000248158 [Member]
Shareholder Report [Line Items]
Fund Name	Keating Active ETF
Class Name	Keating Active ETF
Trading Symbol	KEAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Keating Active ETF (the “Fund”) for the period of March 26, 2024 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.etfkeatinginvestment.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$30	0.85%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.85%
Net Assets	$ 81,364,846
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 215,856
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$81,364,846	Portfolio Turnover Rate*	2%
# of Portfolio Holdings	38	Advisory Fees Paid	$215,856
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
U.S. Treasury Securities	28.2%
Energy	17.6%
Consumer Staples	17.3%
Communication Services	10.7%
Materials	8.2%
Industrials	6.0%
Real Estate Investment Trusts	4.8%
Health Care	3.6%
Financials	2.5%
Information Technology	0.7%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares 0-5 Year TIPS Bond ETF	28.2%
Suncor Energy, Inc.	4.9%
Oceaneering International, Inc.	4.2%
Agnico Eagle Mines Ltd.	4.1%
Barrick Gold Corp.	4.1%
Liberty Global Ltd. - Class C	3.7%
Equity Commonwealth	3.6%
Vodafone Group PLC - ADR	3.3%
Lockheed Martin Corp.	3.3%
TotalEnergies SE - ADR	3.2%